Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2022 and June 30, 2023 were as follows:

	December 31
	2022	June 30 2023
	RMB	RMB	US$

Accounts receivable	—	270	37
Allowance for credit losses	—	—	—
Balance at end of year	—	270	37